COMMITMENTS AND CONTINGENCIES (Narrative) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)
Commitments And Contingencies [Line Items]
Outstanding letters of credit			$ 3,339
Guarantees as security		€ 922	$ 1,097	€ 973	$ 1,195
White Line B.V. [Member]
Commitments And Contingencies [Line Items]
Investment amount	$ 3,500
Percentage of issued and outstanding share acquired	10.00%
Minimum guaranteed amount for investment repurchase	$ 3,500,000
Amount of investment repurchase						$ 3,500